Computer hardware prepayments	6 Months Ended
Dec. 31, 2023
Computer hardware prepayments [Abstract]
Computer hardware prepayments
Note 8. Computer hardware prepayments

	31 Dec 2023	30 Jun 2023
	$'000	$'000

Non-current assets
Mining hardware prepayments	22,264	68
High-performance computing hardware prepayments	8,291	-

Total computer hardware prepayments	30,555	68

Computer hardware prepayments represent payments made by the Group for the purchase of mining hardware and High-performance computing ("HPC") hardware, that are yet to be delivered as at 31 December 2023. These prepayments are in accordance with payment schedules set out in relevant purchase agreements with hardware manufacturers.